Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

27. Related party transactions

As described in Note 4—ILFC Transaction, on December 16, 2013, AerCap and AerCap Ireland, a wholly-owned subsidiary of AerCap, entered into an agreement with AIG for the purchase of 100 percent of the common share of ILFC for consideration consisting of $2.4 billion in cash and 97,560,976 newly issued AerCap common shares. In addition, ILFC paid a special distribution of $600.0 million to AIG prior to the consummation of the ILFC Transaction. As a result, AIG holds a significant ownership interest in AerCap subsequent to the sale of ILFC. Consequently, AIG and its subsidiaries are considered related parties after the Closing Date.

Debt: On December 16, 2013, AerCap Ireland Capital Limited, entered into a $1.0 billion five year senior unsecured revolving credit facility with AIG as lender and administrative agent. The facility became effective on May 14, 2014, upon the completion of the ILFC Transaction. We paid fees of $14.9 million for the year ended December 31, 2014. As of December 31, 2014, there was no amount outstanding under the facility.

Derivatives: The counterparty of some of our interest rate swap agreements, which were acquired as part of the ILFC Transaction, was AIG Markets, Inc., a wholly‑owned subsidiary of AIG, and these swap agreements are guaranteed by AIG. The net effect in our Consolidated Income Statements for the year ended December 31, 2014 from derivative contracts with AIG Markets, Inc., was nil, as the cash expense of $4.3 million was offset by a mark-to-market gain of $4.3 million. See also Note 12 – Derivative assets and liabilities.

Management fees: We received management fees of $4.9 million in  the year ended December 31, 2014  from Castle Trusts, affiliates of AIG.

Related party receivable: As of December 31, 2014, we had a receivable from AIG of $5.7 million relating to reimbursements on compensation programs as part of the ILFC Transaction.

As at December 31, 2014, AerDragon was owned 50.0% by China Aviation Supplies Holding Company, with the other 50% owned equally by us, CA-CIB, and East Epoch Limited. In 2007 AerCap sold an A320 aircraft that was subject to a lease with an airline to AerDragon and guaranteed AerDragon’s performance under the debt which was assumed by AerDragon from AerCap in the transaction. During 2013 AerCap sold one B737-800 aircraft and contracted to sell one A330 aircraft to AerDragon. The A330 aircraft was delivered in the second quarter of 2014. AerCap provides insurance management and cash administrative services to AerDragon. All of these transactions were executed at terms, which we believe reflected market conditions at the time. AerCap charged AerDragon a total of $0.4 million and $0.5 million as a guarantee fee and for these management services during 2014 and 2013 respectively. We apply equity accounting for our investment in this joint venture company. Accordingly, the income statement effect of all sale transactions with either of the joint venture companies is eliminated in our financial statements.

On June 10, 2012, we purchased 5,000,000 of our ordinary shares from Fern S.a.r.l., an indirect subsidiary of Cerberus, which was an affiliate of AerCap. The aggregate price of the shares was $55.9 million. On August 20, 2012, we purchased 10,000,000 of our ordinary shares from Fern S.a.r.l. The aggregate price of the shares was $120.0 million. Additionally, on December 6, 2012, we purchased 5,040,000 of our ordinary shares from Fern S.a.r.l. The aggregate price of the shares was $64.1 million. These repurchases were done under the $320 million share repurchase program, and undertaken on an arm’s-length basis at fair market value overseen by the management and disinterested directors.

On November 11, 2010, we acquired a 39% interest in a joint venture company, AerLift. We provide a variety of management services to AerLift for which we received a fee of $4.0 million and $6.9 million in the years ended December 31, 2014 and 2013 respectively.

AerCo is an aircraft securitization vehicle from which we hold all of the most junior class of subordinated notes and some notes immediately senior to those junior notes. Historically, the investment in AerCo has been written down to zero, because we do not expect to realize any value. We consolidated AerCo through March 2003, but we deconsolidated the vehicle in accordance with ASC 810 at that time. Subsequent to the deconsolidation of AerCo, we received interest from AerCo on its D note investment of $1.7 million and $0.4 million for the years ended December 31, 2006 and December 31, 2007, respectively. In addition, we provide a variety of management services to AerCo for which we received fees of $1.5 million, and $1.9 million in the years ended December 31, 2014 and 2013 respectively.